Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of stock option activity under the Plan
Stock option activity under the Plan is as follows (in thousands, except share and per share amounts):

	Options Outstanding
	Number of Options	Weighted– Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance – December 31, 2021	23,708,957	$3.05	7.99	$125,429
Exercised	(73,920)	$2.35
Forfeited and expired	(1,789,281)	$3.27

Balance – March 31, 2022	21,845,756	$3.03	7.70	$78,980

Options vested and exercisable – March 31, 2022	12,539,154	$2.00	7.03	$57,573

Stock option activity under the Plan is as follows (in thousands, except share and per share amounts):

	Options Outstanding
	Number of Options	Weighted– Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance – December 31, 2020	15,925,992	$1.74	8.15	$52,909
Granted	9,922,446	5.08
Exercised	(646,711)	1.66
Forfeited and expired	(1,492,770)	3.14

Balance – December 31, 2021	23,708,957	3.05	7.99	$125,429

Options vested and exercisable – December 31, 2021	11,372,994	$1.84	7.16	$73,885

Schedule of nonvested performance-based units activity
Performance-based restricted stock units activity under the Plan is as follows (in thousands, except share and per share amounts):

	Number of shares	Weighted– Average Grant Date Fair Value Per Share
Unvested – December 31, 2021	1,511,191	$8.62
Granted	1,802,790	7.19
Forfeited	(572,335)	8.25

Unvested – March 31, 2022	2,741,646	$7.76

Summary of the restricted common stock	A summary of the restricted common stock is as follows:

	Number of Options	Weighted– Average Exercise Price
Outstanding and unvested as of December 31, 2021	69,513	$2.25
Vested	(55,450)	2.25

Outstanding and unvested as of March 31, 2022	14,063	$2.25

A summary of the restricted common stock is as follows:

	Number of Options	Weighted– Average Exercise Price
Outstanding and unvested as of December 31, 2020	1,049,034	$1.93
Issued	9,375	0.89
Vested	(857,077)	1.84
Repurchased	(131,819)	2.25

Outstanding and unvested as of December 31, 2021	69,513	$2.25

Schedule of share-based payment award, stock options, valuation assumptions
The fair value of stock option awards granted to employees was estimated at the date of grant using the Black-Scholes option-pricing model, with the following assumptions:

Three Months Ended March 31,
2021
Fair value of common stock	$5.95
Expected term (in years)	5.0 – 6.10
Volatility	73.66% – 75.19%
Risk-free interest rate	0.50% – 0.69%
Dividend yield	—

The fair value of stock option awards granted to employees was estimated at the date of grant using the Black-Scholes option-pricing model, with the following assumptions:

Year Ended December 31,
	2019	2020	2021
Fair value of common stock	$3.41 – 3.84	$3.48 – 4.15	$5.95 – 8.56
Expected term (in years)	5.00 – 6.11	5.00 – 6.11	5.00 – 6.28
Volatility	58.49% – 59.39%	61.12% – 74.34%	62.33% – 75.19%
Risk-free interest rate	1.72% – 1.98%	0.21% – 1.66%	0.50% – 1.21%
Dividend yield	— %	— %	— %